Taxes	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Taxes

NOTE 12 — TAXES

(a) Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, Bon Natural Life Limited (“Bon Natural Life”) is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

Tea Essence Limited (“Tea Essence”) is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 16.5%. However, Tea Essence did not generate any assessable profits derived from Hong Kong sources for the six months ended March 31, 2020 and 2019, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Under PRC CIT Law, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis by local government as preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. The Company’s VIE, Xi’an App-Chem was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning October 18, 2017, which is valid for three years. In October 2020, Xi’an App-Chem successfully renewed its HNTE Certificate with local government and will continue to enjoy the reduced income tax rate of 15% for another three years by October 26, 2023.

CIT is typically governed by the local tax authority in PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The corporate income taxes for the six months ended March 31, 2020 and 2019 were reported at a blended reduced rate as a result of Xi’an App-chem being approved as a HNTE and enjoying a 15% reduced income tax rate, but subsidiaries of Xi’an App-chem are subject to a 25% income tax rate. The impact of the tax holidays noted above decreased foreign taxes by $161,869 and $112,592 for the six months ended March 31, 2020 and 2019, respectively. The benefit of the tax holidays on net income per share (basic and diluted) $0.03 and $0.02 for the six months ended March 31, 2020 and 2019, respectively.

The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended March 31, 2020 and 2019:

	For the Six Months Ended March 31,
	2020	2019
	(Unaudited)	(Unaudited)
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax holiday	(10.0)%	(10.0)%
Permanent difference	0.0%	0.1%
Research and development deduction	(0.6)%	(1.2)%
Change in valuation allowance	(0.9)%	2.7%
Effective tax rate	13.5%	16.6%

The components of the income tax provision (benefit) are as follows:

	For the Six Months Ended March 31,
	2020	2019
	(Unaudited)	(Unaudited)
Current tax provision
Cayman Islands	$-	$-
Hong Kong	-	-
China	269,225	168,888
	269,225	168,888
Deferred tax provision (benefit)
Cayman Islands	-	-
Hong Kong	-	-
China	(19,459)	3,318
	(19,459)	3,318
Income tax provision	$249,766	$172,206

Deferred tax assets

The Company’s deferred tax assets are comprised of the following:

	March 31, 2020	September 30, 2019
	(Unaudited)
Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$344,374	$357,721
Less: valuation allowance	(285,710)	(318,572)
Deferred tax assets	$58,664	$39,149

The Company follows ASC 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of March 31, 2020, all of the Company’s tax returns of its PRC subsidiary, its VIE and VIE’s subsidiaries remain open for statutory examination by PRC tax authorities.

(b) Taxes payable

Taxes payable consist of the following:

	March 31, 2020	September 30, 2019
	(Unaudited)
Income tax payable	$501,410	$233,526
Value added tax payable	1,897,228	1,259,006
Other taxes payable	84,985	84,644
Total taxes payable	$2,483,623	$1,577,176

As of March 31, 2020 and September 30, 2019, the Company had accrued tax liabilities of approximately $2.5 million and $1.58 million, respectively, mostly related to the unpaid value added tax in China. According to PRC taxation regulation, if tax has not been fully paid, tax authorities may impose tax and late payment penalties within three years. In practice, since all of the taxes owed are local taxes, the local tax authority is typically more flexible and willing to provide incentives or settlements with local small and medium-size businesses to relieve their burden and to stimulate the local economy. Management has discussed with local tax authorities regarding the outstanding tax payable balance and is in the process of negotiating a settlement plan. There was no interest and penalty accrued as of March 31, 2020 because the Company has not received any penalty and interest charge notice from local tax authorities. The Company believes it is likely that the Company can fully settle its tax liabilities within one year but cannot guarantee such settlement will ultimately occur.

NOTE 12 — TAXES

(a) Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, Bon Natural Life Limited (“Bon Natural Life”) is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

Tea Essence Limited (“Tea Essence”) is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 16.5%. However, Tea Essence did not generate any assessable profits derived from Hong Kong sources for the fiscal years ended September 30, 2019 and 2018, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Under PRC CIT Law, domestic enterprises and Foreign Investment Enterprises (“FIEs”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on a case-by-case basis by local government as preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for their HNTE status every three years. The Company’s VIE, Xi’an App-Chem was approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning October 18, 2017, which is valid for three years.

CIT is typically governed by the local tax authority in PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy. The corporate income taxes for the years ended September 30, 2019 and 2018 were reported at a blended reduced rate as a result of Xi’an App-chem being approved as a HNTE and enjoying a 15% reduced income tax rate, but subsidiaries of Xi’an App-chem are subject to a 25% income tax rate. The impact of the tax holidays noted above decreased foreign taxes by $314,080 and $176,290 for the years ended September 30, 2019 and 2018, respectively. The benefit of the tax holidays on net income per share (basic and diluted) $0.02 and $0.01 for the years ended September 30, 2019 and 2018, respectively.

The components of the income tax provision (benefit) are as follows:

	For the Years Ended September 30,
	2019	2018
Current tax provision
Cayman Islands	$-	$-
Hong Kong	-	-
China	432,343	120,794
	432,343	120,794
Deferred tax provision (benefit)
Cayman Islands	-	-
Hong Kong	-	-
China	(5,149)	61,484
	(5,149)	61,484
Income tax provision	$427,194	$182,278

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2019 and 2018:

	For the Years Ended September 30,
	2019	2018
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax holiday	(10.0)%	(10.0)%
Permanent difference	0.1%	0.1%
Research and development deduction	(1.9)%	(2.4)%
Change in valuation allowance	1.1%	32.2%
Effective tax rate	14.3%	44.9%

Deferred tax assets

The Company’s deferred tax assets are comprised of the following:

	As of September 30,
	2019	2018

Deferred tax assets derived from net operating loss (“NOL”) carry forwards and deferred revenue	$357,721	$335,011
Less: valuation allowance	(318,572)	(299,478)
Deferred tax assets	$39,149	$35,533

The Company follows ASC 740, “Income Taxes”, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and their financial reporting amounts at each period end based on enacted tax laws and statutory tax rates, applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of September 30, 2019, all of the Company’s tax returns of its PRC subsidiary, its VIE and VIE’s subsidiaries remain open for statutory examination by PRC tax authorities.

(b) Taxes payable

Taxes payable consist of the following:

	September 30, 2019	September 30, 2018
Income tax payable (recoverable)	$233,526	$(70,461)
Value added tax payable	1,259,006	139,116
Other taxes payable	84,644	29,981
Total taxes payable	$1,577,176	$98,636

As of September 30, 2019, the Company had accrued tax liabilities of approximately $1.58 million, mostly related to the unpaid value added tax in China. According to PRC taxation regulation, if tax has not been fully paid, tax authorities may impose tax and late payment penalties within three years. In practice, since all of the taxes owed are local taxes, the local tax authority is typically more flexible and willing to provide incentives or settlements with local small and medium-size businesses to relieve their burden and to stimulate the local economy. Management has discussed with local tax authorities regarding the outstanding tax payable balance and is in the process of negotiating a settlement plan. There was no interest and penalty accrued as of September 30, 2019 because the Company has not received any penalty and interest charge notice from local tax authorities. The Company believes it is likely that the Company can fully settle its tax liabilities within one year but cannot guarantee such settlement will ultimately occur.